OPERATING LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
OPERATING LEASES

11.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2019, were as follows:

Year ending December 31
(in thousands of $)
2020	136,035
2021	16,745
2022	16,745
2023	16,745
2024	8,970
Total	195,240

Subsequent to December 31, 2019, the Golar Arctic extended her charter period to April 2021, and the Golar Tundra commenced a new charter.

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2019 and 2018 were $2,156.1 million and $310.2 million; and $331.5 million and $35.6 million, respectively.
With the exception of the Hilli which has a carrying value of $1,214.0 million as of December 31, 2019, management's intention is that all owned vessels are available to be used by customers under operating lease arrangements.

The components of operating lease income were as follows:

(in thousands of $)	2019
Operating lease income	123,292
Variable lease income (1)	18,783
Total operating lease income	142,075
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Total operating lease income is included in income statement line-item "Time and voyage charter revenues".

Rental expense

We lease certain office premises, equipment on-board our fleet of vessels and service boats supporting the Hilli under operating leases. Many lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels, adjustments for inflation, and fuel consumption for the rental of service boats supporting the Hilli.

The components of operating lease cost were as follows:

(in thousands of $)	2019
Operating lease cost (1)	5,603
Variable lease cost (2)	2,983
Total operating lease cost	8,586

(1) "Operating lease cost" includes short-term lease cost.
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Total operating lease cost is included in income statement line-items "Vessel operating expenses" and "Administrative expenses".

As of December 31, 2019, the right-of-use assets recognized as a lessee in operating leases amounted to $9.8 million (see note 17).

Our weighted average remaining lease term for our operating leases is 5.7 years. Our weighted-average discount rate applied for the majority of our operating leases is 5.5%.

The maturity of our lease liabilities is as follows:

Year ending December 31	Total
(in thousands of $)
2020	3,446
2021	2,283
2022	1,251
2023	512
2024 and thereafter	2,571
Total minimum lease payments	10,063
Total rental expense for operating leases was $86.0 million, $8.2 million and $19.3 million for the years ended December 31, 2019, 2018 and 2017, respectively. In prior years, the Golar Grand was chartered back from Golar Partners under agreements executed at the time of its disposals to Golar Partners. The Golar Grand charter-back arrangement with Golar Partners ceased in October 2017 (see note 25).
OPERATING LEASES

11.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2019, were as follows:

Year ending December 31
(in thousands of $)
2020	136,035
2021	16,745
2022	16,745
2023	16,745
2024	8,970
Total	195,240

Subsequent to December 31, 2019, the Golar Arctic extended her charter period to April 2021, and the Golar Tundra commenced a new charter.

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2019 and 2018 were $2,156.1 million and $310.2 million; and $331.5 million and $35.6 million, respectively.
With the exception of the Hilli which has a carrying value of $1,214.0 million as of December 31, 2019, management's intention is that all owned vessels are available to be used by customers under operating lease arrangements.

The components of operating lease income were as follows:

(in thousands of $)	2019
Operating lease income	123,292
Variable lease income (1)	18,783
Total operating lease income	142,075
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Total operating lease income is included in income statement line-item "Time and voyage charter revenues".

Rental expense

We lease certain office premises, equipment on-board our fleet of vessels and service boats supporting the Hilli under operating leases. Many lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels, adjustments for inflation, and fuel consumption for the rental of service boats supporting the Hilli.

The components of operating lease cost were as follows:

(in thousands of $)	2019
Operating lease cost (1)	5,603
Variable lease cost (2)	2,983
Total operating lease cost	8,586

(1) "Operating lease cost" includes short-term lease cost.
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Total operating lease cost is included in income statement line-items "Vessel operating expenses" and "Administrative expenses".

As of December 31, 2019, the right-of-use assets recognized as a lessee in operating leases amounted to $9.8 million (see note 17).

Our weighted average remaining lease term for our operating leases is 5.7 years. Our weighted-average discount rate applied for the majority of our operating leases is 5.5%.

The maturity of our lease liabilities is as follows:

Year ending December 31	Total
(in thousands of $)
2020	3,446
2021	2,283
2022	1,251
2023	512
2024 and thereafter	2,571
Total minimum lease payments	10,063
Total rental expense for operating leases was $86.0 million, $8.2 million and $19.3 million for the years ended December 31, 2019, 2018 and 2017, respectively. In prior years, the Golar Grand was chartered back from Golar Partners under agreements executed at the time of its disposals to Golar Partners. The Golar Grand charter-back arrangement with Golar Partners ceased in October 2017 (see note 25).